Income and deferred tax - Unrecognized deferred tax liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income and deferred tax
Unrecognized deferred tax liabilities	€ 13,787	€ 16,023